FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Assets
Derivative assets	$ 5.2	$ 5.6
Liabilities
Derivative liabilities	7.8	5.2
Recurring
Assets
Trading securities	18.1	17.9
Derivative assets	5.2	5.6
Bank drafts	14.3	24.8
Liabilities
Derivative liabilities	7.8	5.2
Recurring | Cash and Cash Equivalents
Assets
Trading securities	0.5	0.3
Recurring | Other current assets
Assets
Trading securities	17.6	17.6
Quoted Prices in Active Markets (Level 1) | Recurring
Assets
Trading securities	11.7	11.3
Derivative assets	0.6
Bank drafts	14.3	24.8
Liabilities
Derivative liabilities		0.7
Significant Other Observable Inputs (Level 2) | Recurring
Assets
Trading securities	6.4	6.6
Derivative assets	4.6	5.6
Liabilities
Derivative liabilities	$ 7.8	$ 4.5
Significant Other Unobservable Inputs (Level 3) | Minimum
Mactac Acquisition
Discount rate used to value the intangibles	10.50%
Significant Other Unobservable Inputs (Level 3) | Maximum
Mactac Acquisition
Discount rate used to value the intangibles	12.50%